Accounts Payable	6 Months Ended
Jun. 30, 2020
Accounts Payable

8. Accounts Payable

	June 30,	December 31,
	2020	2019

	(in US$’000)
Accounts payable—third parties	21,026	19,598
Accounts payable—non-controlling shareholders of subsidiaries (Note 16(iv))	4,845	4,363
	25,871	23,961

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.